Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Sallie Mae Bank
SMB Education Funding, LLC (together, the “Company”)
Barclays Capital Inc.
RBC Capital Markets, LLC
J.P. Morgan Securities LLC
(collectively, with the Company, the “Specified Parties”)

Re:	SMB Private Education Loan Trust 2016-B, Private Education Loan-Backed Notes (the “Notes”)

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to a pool of student loans which we were informed are intended to be included as collateral in the offering of the Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We are independent certified public accountants with respect to the Company and its affiliates under Rule 101 of the AICPA’s Code of Professional Conduct, and its interpretations and rulings.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

SMB Private Education Loan Trust 2016-B, Private Education Loan-Backed Notes
June 27, 2016

•	The phrases “ATLAS System,” “ENCORE System,” and “FDR System” mean the Company’s servicing systems.

•	The phrase “Data File” means an electronic data file provided to us by the Company on June 2, 2016 containing certain information related to 64,331 student loans as of May 30, 2016 (the “Cutoff Date”). The Company is responsible for the Data File.

•	The phrase “Supplemental Data File” means an electronic data file provided to us by the Company on June 15, 2016 containing certain Remaining Term information related to 64,331 student loans as of Cutoff Date. The Company is responsible for the Supplemental Data File.

•	The phrase “Loan File” means any file containing some or all of the following documents: Promissory Note, #BS Screen, #BS1 Screen, #BS3 Screen, #BS5 Screen, #CSS Screen, #NM CC Screen, #EDH Screen, #ED2 Screen, #CIS Screen, #NPO Screen, #HDI Screen, and Branch Categorization Screen. The Loan File, furnished to us by the Company, was represented to be either the original Loan File, a copy of the original Loan File, or electronic records contained within the ATLAS System, ENCORE System or FDR System. We make no representation regarding the validity or accuracy of these documents. The Company is responsible for each Loan File.

I.	The Selected Student Loans

We were instructed by the Company to select a random sample of student loans utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%. The selection criteria resulted in a sample of 361 student loans (the “Selected Student Loans” as listed in Exhibit A attached hereto).

At the request of the Specified Parties, we performed the following procedures with respect to the Selected Student Loans. For each Selected Student Loan, we performed the specific procedures listed using the respective Loan File. The Specified Parties indicated that the absence of any of the noted documents or the inability to agree the indicated information from the Data File or Supplemental Data File to the Loan File for each of the attributes identified constituted an exception, except for certain procedures, as detailed below, related to Social Security Number and Signature(s) on the Promissory Note.  The Loan File documents are listed in the order of priority until such attribute was compared.

Attributes	Loan File document(s)

Social Security Number	Promissory Note within the ENCORE System

Signature(s) on the Promissory Note	Promissory Note within the ENCORE System Note: We performed no procedures to assess compliance with any signatory requirements on the Promissory Note nor to confirm the authenticity of the signatures.

Disbursement Year	“OPEN DATE” column on #BS Screen within the FDR System, or “1st ACTIVE DATE” column on #BS5 Screen within the FDR System

SMB Private Education Loan Trust 2016-B, Private Education Loan-Backed Notes
June 27, 2016

Attributes	Loan File document(s)

Original Principal Balance
Total of “LOAN DISBURSEMENT” amounts on #CSS Screen within the FDR System if the Selected Student Loan was originated after July 2013, the “FINANCIAL INSTITUTION” column on the #NM CC Screen within the FDR System if the Selected Student Loan was originated in or prior to July 2013; or the “TLDSBAMT” column on the #HDI Screen within the FDR System and instructions provided by the Company described below

Current Principal Balance	“ACCOUNT BALANCE” column on #CSS Screen within the FDR System and instructions provided by the Company described below

Loan Type	“#14” column on #NM CC Screen within the FDR System

Loan Status
“MISC FIELD 2” column on #BS3 Screen within the FDR System and “CURR LOAN STAT” column on #EDH Screen within the FDR System, or notation of status change on #CIS Screen within the FDR System, and instructions provided by the Company described below

Current Status End Date
“CURR LOAN STAT” column on #EDH Screen within the FDR System and one of the following: “CYCLE DATE” and “CURR:GRAD/SEP DT” columns on #CSS Screen and #EDH Screen, respectively, within the FDR System; “CYCLE DATE” and “RPMT BEGIN DT” columns on #CSS Screen and #EDH Screen, respectively, within the FDR System; “CYCLE DATE” and “METHOD OVERRIDE END DATE” columns on #CSS Screen and #NPO Screen, respectively, within the FDR System; “CYCLE DATE” and “MATURITY DT” columns on #CSS Screen and #EDH Screen, respectively, within the FDR System; or notation of status change on the #CIS Screen within the FDR System and instructions provided by the Company described below

Recomputed Remaining Term
“#9” on #NM CC Screen within the FDR System, “CURR LOAN STAT” column on #EDH Screen within the FDR System, “MISC FIELD 2” column on #BS3 Screen within the FDR System, “CYCLE DATE” column on #CSS Screen within the FDR System, “MATURITY DT” column on #EDH Screen within the FDR System, “METHOD OVERRIDE END DATE” column on #NPO Screen within the FDR System, “DUE DATE” column on #CSS Screen within FDR System, or the Supplemental Data File, and instructions provided by the Company described below

SMB Private Education Loan Trust 2016-B, Private Education Loan-Backed Notes
June 27, 2016

Attributes	Loan File document(s)

Repayment Schedule Type	“MISC FIELD 2” column on #BS3 Screen and “RPMT BEGIN DT” or “CURR LOAN STAT” column on #EDH Screen within the FDR System

Interest Rate	“INT RT” column on #ED2 Screen within the FDR System or notation of benefit related to automatic payment enrollment information on #CIS Screen within the FDR System

School Code	“MISC FIELD 5” column on #BS3 Screen within the FDR System

School Type 1 and 2 (School Type and Title IV)
“PROGRAM CATEGORY,” “PEPS SCHOOL TYPE,”  “FOR PROFIT/NON-PROFIT” and “PEPS TITLE IV” columns on Branch Categorization Screen within the ATLAS System, and instructions provided by the Company as described below

State of Residence	#BS1 Screen within the FDR System

Recent FICO	“CREDIT BUREAU SCORE” column on #NM CR Screen within the FDR System

Original FICO	“EDS SCR01” column on #HDI Screen within the FDR System

In the event the Promissory Note for a Selected Student Loan was not available in the ENCORE System, we were instructed by the Company to not perform procedures to compare the Social Security Number and Signature(s) on the Promissory Note. The Promissory Notes for 10 Selected Student Loans were not available in the ENCORE System. This was not considered an exception.

For purposes of comparing Original Principal Balance and Current Principal Balance, we were instructed by the Company to apply a tolerance of ±$1.00.

For purposes of comparing Loan Status, we were instructed by the Company to compare Loan Status as follows:

1.	If the repayment type contained in the “MISC FIELD 2” column on the #BS3 Screen within the FDR System indicated “SOIOP” or “PPIOP” (indicating Interest Only) or “F0025” or “FX025” (indicating Fixed Payment) and the “CURR LOAN STAT” column on the #EDH Screen within the FDR System did not indicate “DMIP,” the Loan Status was “In-Repayment;”

2.	If the “CURR LOAN STAT” column on the #EDH Screen within the FDR System indicated “SSP*” or “SSG*,” the Loan Status was “In-Repayment;” or,

SMB Private Education Loan Trust 2016-B, Private Education Loan-Backed Notes
June 27, 2016

3.	Compare to the status contained in the “CURR LOAN STAT” column on the #EDH Screen within the FDR System. In the event the Loan Status did not agree with the information in the Data File, the Company instructed us to identify a notation of status change on the #CIS Screen within the FDR System.

For purposes of comparing Current Status End Date, we were instructed by the Company to recompute or compare the “CUR_STATUS_END_DT” field in the Data File to the date determined as follows:

1.	If the “CURR LOAN STAT” column on the #EDH Screen within the FDR System was “SCHL,” recompute the date as the first “CYCLE DATE” on the #CSS Screen after the “CURR: GRAD/SEP DT” on the #EDH Screen within the FDR System;

2.	If the “CURR LOAN STAT” column on the #EDH Screen within the FDR System was “GRCE,” recompute the date as the first “CYCLE DATE” on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen within the FDR System;

3.	If the “CURR LOAN STAT” column on the #EDH Screen within the FDR System was “GRPM,” “DMIP,” “DINT,” “DSCH,” “F***” (except “FORP”) or “SSF*,” recompute the date as the first “CYCLE DATE” on the #CSS Screen on or after the “METHOD OVERRIDE END DATE” on the #NPO Screen within the FDR System; or,

4.	If the “CURR LOAN STAT” column on the #EDH Screen within the FDR System was “RPMT,” “FORP,” “D***” (except “DMIP” and “DSCH”) or “SSP*,” recompute the date as the first “CYCLE DATE” on the #CSS Screen after the “MATURITY DT” on the #EDH Screen within the FDR System.

For purposes of comparing Remaining Term, we were instructed by the Company to recompute or compare Remaining Term (“Recomputed Remaining Term”) as follows:

1.	Compare to the value in column “#9” contained on the #NM CC Screen within the FDR System if the “CURR LOAN STAT” on the #EDH Screen within the FDR System indicated “In-School” or “In-Grace” and the “MISC FIELD 2” column on the #BS3 Screen within the FDR System indicated “Deferred Loan;”

2.	Recompute as the difference in months[1] between the next “CYCLE DATE” on the #CSS Screen within the FDR System and the first “CYCLE DATE” on the #CSS Screen following the “MATURITY DT” on the #EDH Screen if the “CURR LOAN STAT” column on the #EDH Screen within the FDR System started with a “D” or “F;”

3.	Recompute as the difference in months[1] between the current “CYCLE DATE” on the #CSS Screen within the FDR System and the “METHOD OVERRIDE END DATE” column on the #NPO Screen within the FDR System if the “CURR LOAN STAT” column on the #EDH Screen within FDR System started with a “D” and the “MISC FIELD 2” column on the #BS3 Screen within the FDR System was “SOIOP,” “PPIOP,” “F0025,” or “FX025;”

1 Calculated by dividing the difference in days by the average number of days in a month (i.e., 30.4375) rounded to the nearest whole number.

SMB Private Education Loan Trust 2016-B, Private Education Loan-Backed Notes
June 27, 2016

4.	Recompute as (a) the difference in months[1] between the current “CYCLE DATE” on the #CSS Screen within the FDR System as of the Cutoff Date and the first “CYCLE DATE” on the #CSS Screen following the “MATURITY DT” on the #EDH Screen, minus (b) one, if the Cutoff Date was later than the current “DUE DATE” on the #CSS Screen within the FDR System; or,

5.	Compare to Remaining Term contained in the Supplemental Data File.

For purposes of comparing School Type 1 (School Type) and School Type 2 (Title IV), we were instructed by the Company to input the School Code in the ATLAS System and select the branch indicated in the Data File in order to access the corresponding school information. In addition, we were instructed to compare School Type 1 and 2 as follows:

1.	If the “PROGRAM CATEGORY” column within the ATLAS System was “4” or “H” and the “PEPS SCHOOL TYPE” was not blank, School Type 1 was “4 year;”

2.	If the “PROGRAM CATEGORY” column within the ATLAS System was “2” and the “PEPS SCHOOL TYPE” was not blank, School Type 1 was “2 year;”

3.	If the “PROGRAM CATEGORY” column within the ATLAS System was “T” and the “PEPS SCHOOL TYPE” was not blank, School Type 1 was “Trade School;”

4.	If the “PROGRAM CATEGORY” column within the ATLAS System was “4,” “H,” “2” or “T” and the “PEPS SCHOOL TYPE” was blank, School Type 1 was “Other Type;”

5.	If the “FOR PROFIT/NON-PROFIT” column within the ATLAS System was “For Profit” and the “PEPS TITLE IV” column was “Yes,” School Type 2 was “Title IV – For Profit;”

6.	If the “FOR PROFIT/NON-PROFIT” column within the ATLAS System was “For Profit” and the “PEPS TITLE IV” column was “No,” School Type 2 was “Non-Title IV – For Profit;”

7.	If the “FOR PROFIT/NON-PROFIT” column within the ATLAS System was “Non-Profit” and the “PEPS TITLE IV” column was “Yes,” School Type 2 was “Title IV – Not For Profit;” and,

8.	If the “FOR PROFIT/NON-PROFIT” column within the ATLAS System was “Non-Profit” and the “PEPS TITLE IV” column was “No,” School Type 2 was “Non-Title IV – Not For Profit.”

The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Loan Files. There were no conclusions that resulted from the procedures.

We were not engaged to, and did not, conduct an audit, examination or review, the objectives of which would be the expression of an opinion or conclusion on the Data File and the Supplemental Data File. Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

SMB Private Education Loan Trust 2016-B, Private Education Loan-Backed Notes
June 27, 2016

The procedures performed were applied based on the information included in the Data File, the Supplemental Data File, or provided by the Company, and instructions provided by the Company, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the student loans or as to the conformity of their respective characteristics with those assumed for purposes of the comparisons and recomputations described herein, (ii) the reliability or accuracy of the Loan Files, or data and documents furnished to us by the Company which were used in our procedures, or (iii) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the student loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such student loans being securitized, (iii) the compliance of the originator of the student loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the student loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of Sallie Mae Bank, SMB Education Funding, LLC, Barclays Capital Inc., RBC Capital Markets, LLC and J.P. Morgan Securities LLC. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

June 27, 2016

THE FOLLOWING PAGES CONSTITUTE EXHIBIT A.

  Exhibit A
The Selected Student Loans

Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number
1	2016B001	51	2016B051	101	2016B101	151	2016B151
2	2016B002	52	2016B052	102	2016B102	152	2016B152
3	2016B003	53	2016B053	103	2016B103	153	2016B153
4	2016B004	54	2016B054	104	2016B104	154	2016B154
5	2016B005	55	2016B055	105	2016B105	155	2016B155
6	2016B006	56	2016B056	106	2016B106	156	2016B156
7	2016B007	57	2016B057	107	2016B107	157	2016B157
8	2016B008	58	2016B058	108	2016B108	158	2016B158
9	2016B009	59	2016B059	109	2016B109	159	2016B159
10	2016B010	60	2016B060	110	2016B110	160	2016B160
11	2016B011	61	2016B061	111	2016B111	161	2016B161
12	2016B012	62	2016B062	112	2016B112	162	2016B162
13	2016B013	63	2016B063	113	2016B113	163	2016B163
14	2016B014	64	2016B064	114	2016B114	164	2016B164
15	2016B015	65	2016B065	115	2016B115	165	2016B165
16	2016B016	66	2016B066	116	2016B116	166	2016B166
17	2016B017	67	2016B067	117	2016B117	167	2016B167
18	2016B018	68	2016B068	118	2016B118	168	2016B168
19	2016B019	69	2016B069	119	2016B119	169	2016B169
20	2016B020	70	2016B070	120	2016B120	170	2016B170
21	2016B021	71	2016B071	121	2016B121	171	2016B171
22	2016B022	72	2016B072	122	2016B122	172	2016B172
23	2016B023	73	2016B073	123	2016B123	173	2016B173
24	2016B024	74	2016B074	124	2016B124	174	2016B174
25	2016B025	75	2016B075	125	2016B125	175	2016B175
26	2016B026	76	2016B076	126	2016B126	176	2016B176
27	2016B027	77	2016B077	127	2016B127	177	2016B177
28	2016B028	78	2016B078	128	2016B128	178	2016B178
29	2016B029	79	2016B079	129	2016B129	179	2016B179
30	2016B030	80	2016B080	130	2016B130	180	2016B180
31	2016B031	81	2016B081	131	2016B131	181	2016B181
32	2016B032	82	2016B082	132	2016B132	182	2016B182
33	2016B033	83	2016B083	133	2016B133	183	2016B183
34	2016B034	84	2016B084	134	2016B134	184	2016B184
35	2016B035	85	2016B085	135	2016B135	185	2016B185
36	2016B036	86	2016B086	136	2016B136	186	2016B186
37	2016B037	87	2016B087	137	2016B137	187	2016B187
38	2016B038	88	2016B088	138	2016B138	188	2016B188
39	2016B039	89	2016B089	139	2016B139	189	2016B189
40	2016B040	90	2016B090	140	2016B140	190	2016B190
41	2016B041	91	2016B091	141	2016B141	191	2016B191
42	2016B042	92	2016B092	142	2016B142	192	2016B192
43	2016B043	93	2016B093	143	2016B143	193	2016B193
44	2016B044	94	2016B094	144	2016B144	194	2016B194
45	2016B045	95	2016B095	145	2016B145	195	2016B195
46	2016B046	96	2016B096	146	2016B146	196	2016B196
47	2016B047	97	2016B097	147	2016B147	197	2016B197
48	2016B048	98	2016B098	148	2016B148	198	2016B198
49	2016B049	99	2016B099	149	2016B149	199	2016B199
50	2016B050	100	2016B100	150	2016B150	200	2016B200

  Exhibit A
The Selected Student Loans

Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number
201	2016B201	251	2016B251	301	2016B301	351	2016B351
202	2016B202	252	2016B252	302	2016B302	352	2016B352
203	2016B203	253	2016B253	303	2016B303	353	2016B353
204	2016B204	254	2016B254	304	2016B304	354	2016B354
205	2016B205	255	2016B255	305	2016B305	355	2016B355
206	2016B206	256	2016B256	306	2016B306	356	2016B356
207	2016B207	257	2016B257	307	2016B307	357	2016B357
208	2016B208	258	2016B258	308	2016B308	358	2016B358
209	2016B209	259	2016B259	309	2016B309	359	2016B359
210	2016B210	260	2016B260	310	2016B310	360	2016B360
211	2016B211	261	2016B261	311	2016B311	361	2016B361
212	2016B212	262	2016B262	312	2016B312
213	2016B213	263	2016B263	313	2016B313
214	2016B214	264	2016B264	314	2016B314
215	2016B215	265	2016B265	315	2016B315
216	2016B216	266	2016B266	316	2016B316
217	2016B217	267	2016B267	317	2016B317
218	2016B218	268	2016B268	318	2016B318
219	2016B219	269	2016B269	319	2016B319
220	2016B220	270	2016B270	320	2016B320
221	2016B221	271	2016B271	321	2016B321
222	2016B222	272	2016B272	322	2016B322
223	2016B223	273	2016B273	323	2016B323
224	2016B224	274	2016B274	324	2016B324
225	2016B225	275	2016B275	325	2016B325
226	2016B226	276	2016B276	326	2016B326
227	2016B227	277	2016B277	327	2016B327
228	2016B228	278	2016B278	328	2016B328
229	2016B229	279	2016B279	329	2016B329
230	2016B230	280	2016B280	330	2016B330
231	2016B231	281	2016B281	331	2016B331
232	2016B232	282	2016B282	332	2016B332
233	2016B233	283	2016B283	333	2016B333
234	2016B234	284	2016B284	334	2016B334
235	2016B235	285	2016B285	335	2016B335
236	2016B236	286	2016B286	336	2016B336
237	2016B237	287	2016B287	337	2016B337
238	2016B238	288	2016B288	338	2016B338
239	2016B239	289	2016B289	339	2016B339
240	2016B240	290	2016B290	340	2016B340
241	2016B241	291	2016B291	341	2016B341
242	2016B242	292	2016B292	342	2016B342
243	2016B243	293	2016B293	343	2016B343
244	2016B244	294	2016B294	344	2016B344
245	2016B245	295	2016B295	345	2016B345
246	2016B246	296	2016B296	346	2016B346
247	2016B247	297	2016B297	347	2016B347
248	2016B248	298	2016B298	348	2016B348
249	2016B249	299	2016B299	349	2016B349
250	2016B250	300	2016B300	350	2016B350

Note: The Company has assigned a unique identifier to each Selected Student Loan. The Student Loan ID Numbers referred to in this Exhibit   are not the Customer Account Numbers.